TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2023
Major components of tax expense (income) [abstract]
Schedule of taxes on income included in the statements of comprehensive income
	Year ended December 31,
	2023	2022	2021

Current taxes	552	749	236
Deferred taxes	409	341	259
Taxes in respect of prior yearsa	(70)	7	(40)

	891	1,097	455

Schedule of composition and changes in deferred taxes, as presented in the consolidated balance sheet

	Fixed and intangible assets	Employee benefit liabilities	Short term investments	Carry- forward tax losses	Total

Balance at January 1, 2022	(4,006)	824	-	3,916	734

Amount included in statement of comprehensive income	498	(122)	-	(875)	(*)(499)
Currency translation differences	443	(90)	-	(416)	(63)

Balance at December 31, 2022	(3,065)	612	-	2,625	172

Amount included in statement of comprehensive income	55	39	(192)	(320)	(418)
Currency translation differences	91	(19)	(3)	(81)	(12)

Balance at December 31, 2023	(2,919)	632	(195)	2,224	(258)

(*)	$159 presented in other comprehensive income.
	December 31,
	2023	2022

Non-current assets	2,055	2,872
Non-current liabilities	2,313	2,700

	(258)	172

Schedule of reconciliation of the theoretical tax expense assuming all income is taxed at the statutory rate applicable to the income of companies in Israel, and the actual tax expense
	Year ended December 31,
	2023	2022	2021

Income (loss) before taxes on income	(5,964)	1,312	(13,469)

Statutory tax rate in Israel	23%	23%	23%

Tax computed at the statutory tax rate	(1,372)	302	(3,098)

Increase (decrease) in taxes resulting from:
Taxes in respect of previous years	(70)	7	(40)
Tax adjustment in respect of inflation in Israel	-	-	(2)
Non-deductible expenses (non-taxable income)	406	(1,699)	2,613
Different tax rates	63	60	24
Loss for which deferred taxes were not recognized	1,864	2,234	926
Utilization of previously unrecognized capital gain	-	-	32
Capital losses for which deferred taxes were not recognized	-	193	-

Total tax expenses reported in the consolidated statements of comprehensive income	891	1,097	455

Schedule of expiry dates for carry forward tax losses not recognized
	Year ended December 31,
	2023	2022

First year	37	24
Second year	762	229
Third year	413	126
Fourth year	153	52
Fifth year	959	281
Sixth - Fifteen	4,891	1,280
Unlimited	93,771	87,278

	100,986	89,270